Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

Kimco Realty Corporation 401(k) Plan

Supplemental Information

Schedule H (Form 5500), Line 4a-Schedule of Delinquent Participant Contributions as of December 31, 2025

EIN: 13-2744380 Plan Number: 001

Total that Constitute Nonexempt Prohibited Transactions
Total Fully
	Participant Contributions Transferred			Contributions	Corrected
	Late to the Plan	Contributions	Contributions	Pending	Under
	Check Here if Late Particpant Loan	Not	Corrected	Correction in	VFCP and PTE
Year	Repayments are Included x	Corrected	Outside VFCP	VFCP	2002-51
2024	$338,265	$-	$338,265	$-	$-